Putnam
Municipal
Income Fund

SEMIANNUAL REPORT
September 30, 1997

[LOGO: BOSTON * LONDON * TOKYO]

Fund highlights

* Morningstar, an independent rating agency, gave the fund's class A shares 3 out of a possible 5 stars for the 3-year period ended September 30, 1997 and 4 out of a possible 5 stars for the 5-year period ended September 30, 1997. This places the fund among the top 32.5% of the 1,374 and 668 municipal funds rated respectively.*

* "[Municipal bond funds] are more liquid than actual munis. And you get access to a manager who may be able to play the credit-rating changes of a locality to your advantage."

                                     -- Fortune, August 18, 1997

   CONTENTS

 4 Report from Putnam Management

 8 Fund performance summary

12 Portfolio holdings

24 Financial statements

* Morningstar rates a fund in relation to other funds with similar investment objectives based on the fund's 3- and 5-year returns, adjusted for risk factors and sales charges. Ratings are updated monthly. 10% of the funds in an investment category receive 5 stars; the next 22.5% receive 4 stars; the middle 35% receive 3 stars; the next 22.5% receive 2 stars; and the bottom 10% receive 1 star. Performance of other share classes will vary. Past performance is not indicative of future results.



From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

The municipal bond market maintained a relatively calm demeanor during the first half of Putnam Municipal Income Fund's fiscal year with investors still willing to absorb virtually all of the new offerings presented to them. However, a palpable undercurrent of concern persisted about whether the still-vibrant economy would finally heat inflation to the flash point.

In deference to the market's mood, Fund Manager Blake Anderson maintained a slightly defensive portfolio position, which he regarded as worthwhile insurance against any real or imagined threat that might affect the market. Nevertheless, the fund's class A shares were able to end the period with a total return just under the benchmark Lehman Brothers Municipal Bond Index.

As he explains in the following report, Blake currently expects to keep his strategy in place during the fiscal year's second half. He also discusses in detail the fund's performance during the first half.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
November 19, 1997



Report from the Fund Manager
Blake E. Anderson

For the past six months, municipal bonds have been caught in a seesaw market, bolstered by strong investor demand and a historically low default rate on the one hand and buffeted by solid economic growth, which is raising fears of inflation, on the other. With its slightly defensive portfolio structure, Putnam Municipal Income Fund delivered a total return of 6.31% for class A shares at net asset value and 1.28% at public offering price for the semiannual period ended September 30, 1997. The results were just a few basis points shy of the Lehman Brothers Municipal Bond Index's return of 6.57%. More performance details begin on page 8.

* DESPITE POSITIVE FUNDAMENTALS, STRONG ECONOMY WARRANTS DEFENSIVE TONE

Low volatility and narrow trading ranges characterized the fixed-income markets during the period. Bond prices, in fact, have not moved more than three quarters of a percentage point in either direction over the past two years. This lack of direction stems from a strong tug of war between high economic growth (negative for the bond market) and low inflation (positive for the bond market). This is not to say that we haven't seen days of volatile trading, of course; they exist. But over time, the markets have not traveled very far in either direction.

What makes today's municipal bond market different from that of six months ago is that tax-exempt yields have recently become much more attractive relative to Treasury yields. This, in turn, has made the after-tax advantages of municipal bonds even more pronounced. Furthermore, relative prices have not been this low since early 1996 -- implying that tremendous value still exists in today's market. During September, the market experienced a dramatic surge in supply from refundings and new issues. This boost in supply was easily absorbed by the market's vigorous demand, much of which is coming from nontraditional buyers and insurance companies.

* BARBELL STRATEGY HELPS FUND SEEK INCOME AND RELATIVE STABILITY

Our portfolio decisions over the period have focused on building high coupon income and maintaining a stable net asset value. Accordingly we are maintaining the fund's barbell configuration with holdings concentrated at the higher-quality and higher-yielding ends of the municipal market. Our goal is to select issues that produce high income while maintaining relatively stable prices. Nearly 39% of the fund's net assets are securities of the highest credit quality, Aaa and Aa, while approximately 49% of the holdings are invested in bonds rated Baa, Ba, and B. This translates into an average quality rating of A.

During the period, the gap between yields of lower-rated and higher-rated securities narrowed. When interest rates are low and bond investors' confidence level is strong, investors are often more comfortable with higher-risk investments such as lower-rated higher-yielding bonds. As a result, lower-quality bonds outperformed higher-quality bonds and investors were rewarded for taking on the extra credit risk. We believe the in-depth credit research that is a hallmark of our investment process is invaluable in allowing the fund to take advantage of these bonds' potential.

[GRAPHIC OMITTED: worm chart BOND RETURNS: MUNICIPALS VERSUS TREASURIES]

                                Lehman Bros.   Lehman Bros.
                 Lehman Bros.   Treasury       Treasury
                 Municipal      Bond Index     Bond Index
                 Bond Index     (pre tax)      (after tax)
                 -----------    -----------    -----------
9/30/90          10000          10000           6040
9/30/91          11318          12057           7282
9/30/92          12501          13767           8315
9/30/93          14093          16553           9998
9/30/94          13752          14787           8931
9/30/95          15291          18185          10984
9/30/96          16215          18607          11238
9/30/97          17679          21014          12693

Footnote reads:
Sources: Lehman Brothers Municipal Bond Index; Lehman Brothers Treasury Bond Index. This graph compares the growth of a hypothetical $10,000 investment in tax-free municipal bonds with a similar investment in U.S. Treasury bonds and shows the effective after-tax returns of the fully taxable Treasury securities for an individual paying the maximum 39.6% federal income tax rate. Results for investors subject to lower tax rates would not be as advantageous.The performance is not indicative of any Putnam fund and past performance is not indicative of future results.

* SECTOR STRATEGY EMPHASIZES TRANSPORTATION, HOSPITALS, AND STATE GOs

As part of the fund's sector strategy, we've sought to add securities that we believed were undervalued or whose issuers were in turnaround situations while taking profits on those that have undergone marked appreciation. At period's end, the portfolio's top three sectors were transportation, hospitals, and state government general obligation bonds (GOs).

The transportation sector, which accounts for 16.9% of total net assets, consists mainly of airport bonds. Years of cost cutting and industry consolidation have created healthier, more stable airline companies. Furthermore, a strong economy accompanied by healthy capacity levels and strong consumer demand is also boosting profits.

Such positive fundamentals resulted in several upgrades for your fund -- including Denver International Airport bonds. Along with the increased passenger capacity on the airlines has come increased fees and cash flow from airport operations and associated facilities such as restaurants, parking, hotels, and retail outlets.

Strong economic growth is also improving prospects for tax-based general obligation bonds. Backed by the full faith and credit and taxing power of state and local governments, these bonds are issued to pay for public projects. GOs are enjoying a surge in popularity as state governments reap the benefits of increased tax collections and budget surpluses, increasing the likelihood of credit upgrades. GOs from California, Massachusetts, and Georgia are playing an important role in the portfolio's barbell strategy.

Hospitals and health care represent another major sector, making up 15.4% of total net assets. In an era of cost cutting and reform, new issuance has been low, since the industry is beset by consolidations between not-for-profit and for-profit institutions and struggling with the need to eliminate surplus capacity. The scarcity of new issues has provided a natural price support for existing bonds such as those in your portfolio, resulting in substantial appreciation in addition to their attractive coupons.

[GRAPHIC OMITTED: horizontal bar chart TOP INDUSTRY SECTORS]

TOP INDUSTRY SECTORS*

Transportation                         16.9%

Hospitals/health care                  15.4%

Utilities                              14.9%

Water and sewerage                     2.8%

Housing                                2.6%

Footnote reads:
*Based on net assets as of 9/30/97. Holdings will vary over time.

* OUTLOOK REMAINS CAUTIOUS BUT OPPORTUNISTIC

As time goes on, we believe there will be moderate upward pressure on interest rates, most likely in the form of wage pressures. We anticipate that the good news on inflation will slowly deteriorate. With that expectation, we believe that taking on excessive risk would not reward the fund and we plan to maintain our defensive strategies. More specifically we will keep a slightly shorter-than-market duration of 6-1/2 to 7 years with maturities falling in the 10- to 20-year range. As we've stated before, shorter durations can help preserve principal value if interest rates gradually move upward.

Fund management will also keep a vigilant eye on the economy and continue to rely on in-depth research to evaluate new and existing holdings. When the rope in the strong economy/low inflation tug of war slowly begins to fray, we believe our management strategies will be rewarded.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 9/30/97, there is no guarantee the fund will continue to hold these securities in the future.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Municipal Income Fund is designed for investors seeking as high a level of current income exempt from federal income tax as is consistent with preservation of capital.

TOTAL RETURN FOR PERIODS ENDED 9/30/97

                               Class A         Class B         Class M
(inception date)               (5/22/89)       (1/4/93)        (12/1/94)
                              NAV     POP     NAV    CDSC     NAV     POP
------------------------------------------------------------------------------
6 months                     6.31%   1.28%   5.99%   0.99%   6.29%   2.81%
------------------------------------------------------------------------------
1 year                       9.27    4.11    8.62    3.62    8.99    5.43
------------------------------------------------------------------------------
5 years                     39.70   33.00   34.91   32.91   37.71   33.28
Annual average               6.92    5.87    6.17    5.86    6.61    5.91
------------------------------------------------------------------------------
Life of fund                91.60   82.56   79.97   79.97   85.81   79.82
Annual average               8.09    7.47    7.28    7.28    7.69    7.27
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 9/30/97

                                                  Lehman Bros.
                                                   Municipal       Consumer
                                                   Bond Index      Price Index
------------------------------------------------------------------------------
6 months                                               6.57%          0.75%
------------------------------------------------------------------------------
1 year                                                 9.03           2.15
------------------------------------------------------------------------------
5 years                                               41.44          14.08
Annual average                                         7.18           2.67
------------------------------------------------------------------------------
Life of fund                                          91.53          30.21
Annual average                                         8.11           3.22
------------------------------------------------------------------------------
Returns for class A and class M shares reflect the current maximum initial sales charges of 4.75% for class A shares and 3.25% for class M shares.
One-, five-, and ten-year (when available) and life-of-fund returns for class B shares reflect the applicable contingent deferred sales charge
(CDSC), which is 5% in the first year, declines each year to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating costs applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost. Performance data prior to 5/11/92 do not reflect operation under the fund's current investment objectives and policies.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 9/30/97

                                      Class A     Class B     Class M
------------------------------------------------------------------------------
Distributions (number)                   6           6           6
------------------------------------------------------------------------------
Income                               $0.253133   $0.225678   $0.241516
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
Long-term                                --          --          --
------------------------------------------------------------------------------
Short-term                               --          --          --
------------------------------------------------------------------------------
   Total                             $0.253133   $0.225678   $0.241516
------------------------------------------------------------------------------
Share value:                        NAV     POP     NAV     NAV     POP
------------------------------------------------------------------------------
3/31/97                            $8.87   $9.31   $8.86   $8.86   $9.16
------------------------------------------------------------------------------
9/30/97                            $9.17   $9.63   $9.16   $9.17   $9.48
------------------------------------------------------------------------------
Current return (end of period)
------------------------------------------------------------------------------
Current dividend rate1              5.56%   5.30%   4.98%   5.31%   5.13%
------------------------------------------------------------------------------
Taxable equivalent2                 9.21    8.77    8.25    8.79    8.49
------------------------------------------------------------------------------
Current 30-day SEC yield3           5.33    5.07    4.75    5.08    4.92
------------------------------------------------------------------------------
Taxable equivalent2                 8.82    8.39    7.86    8.41    8.15
------------------------------------------------------------------------------
1 Income portion of most recent distribution, annualized and divided by NAV or POP at end of period.

2 Assumes maximum 39.6% federal tax rate. Results for investors subject to lower tax rates would not be as advantageous.

3 Based only on investment income, calculated using SEC guidelines.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 4.75% sales charge for class A shares and 3.25% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

Lehman Brothers Municipal Bond Index is an unmanaged list of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market. The index does not take into account brokerage commissions or other costs, may include bonds different from those in the fund, and may pose different risks than the fund. It is not possible to invest directly in an index.

Lehman Brothers Treasury Bond Index is an unmanaged list of long-term Treasury bonds.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*RECENTLY APPROVED PROPOSAL

The Trustees of the fund have recently approved a proposal to increase the investment flexibility of the fund to allow a small portion (10% of assets) to be invested in the lowest rating categories, including securities rated as low as "D" which may be in default. Although such distressed securities may involve additional credit risk, they can contribute over time to both the yield and total return of the fund.

PUTNAM GROWTH FUNDS

Asia Pacific Growth Fund
Capital Appreciation Fund
Diversified Equity Trust
Europe Growth Fund
Global Growth Fund
Global Natural Resources Fund
Growth Opportunities Fund
Health Sciences Trust
International Growth Fund *
International New Opportunities Fund
Investors Fund
New Opportunities Fund +
OTC & Emerging Growth Fund [DBL. DAGGERS]
Vista Fund
Voyager Fund
Voyager Fund II

PUTNAM GROWTH
AND INCOME FUNDS

Balanced Retirement Fund
Convertible Income-Growth Trust
Equity Income Fund
The George Putnam Fund of Boston
The Putnam Fund for Growth and Income
Growth and Income Fund II
International Growth and Income Fund
New Value Fund
Utilities Growth and Income Fund

PUTNAM INCOME FUNDS

American Government Income Fund
Diversified Income Trust
Diversified Income Trust II
Federal Income Trust
Global Governmental Income Trust
High Yield Advantage Fund
High Yield Total Return Fund
High Yield Trust +
Income Fund
Money Market Fund **
Intermediate U.S. Government Income Fund
Preferred Income Fund
U.S. Government Income Trust

PUTNAM TAX-FREE
INCOME FUNDS

Municipal Income Fund
Tax Exempt Income Fund
Tax Exempt Money Market Fund**
Tax-Free High Yield Fund
Tax-Free Insured Fund
State tax-free income funds [SECTION MARK]
Arizona, California, Florida, Massachusetts, Michigan, Minnesota, New Jersey, New York, Ohio and Pennsylvania
State tax-free money market funds [SECTION MARK]
California, New York

LIFESTAGE[SECTION MARK] FUNDS

Putnam Asset Allocation Funds--three investment portfolios that spread your money across a variety of stocks, bonds, and money market investments.

The three portfolios:
Asset Allocation: Balanced Portfolio
Asset Allocation: Conservative Portfolio
Asset Allocation: Growth Portfolio

             * Formerly Overseas Growth Fund

             + Closed to new investors. Some exceptions may apply. Contact
               Putnam for details.

 [DBL. DAGGER] Formerly OTC Emerging Growth Fund

[SECTION MARK] Not available in all states.

            ** An investment in a money market fund is neither insured nor guaranteed by the U.S. government. These funds are managed to maintain a price of $1.00 per share, although there is no assurance that this price will be maintained in the future.

Please call your financial advisor or Putnam at 1-800-225-1581 to obtain a prospectus for any Putnam fund. It contains more complete information, including charges and expenses. Please read it carefully before you invest or send money.


Portfolio of investments owned
September 30, 1997 (Unaudited)

Key to Abbreviations

AMBAC      -- AMBAC Indemnity Corporation
BAN        -- Bond Anticipation Note
COP        -- Certificate of Participation
FGIC       -- Financial Guaranty Insurance Company
FSA        -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB        -- Inverse Floating Rate Bonds
MBIA       -- Municipal Bond Investors Assurance Corporation
VRDN       -- Variable Rate Demand Notes

MUNICIPAL BONDS AND NOTES (98.9%) *
PRINCIPAL AMOUNT                                                                RATINGS**       VALUE

Arizona (3.5%)
------------------------------------------------------------------------------------------------------------
$       935,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev. Bonds
                   (St. Luke's Hlth. Syst.), 7 1/4s, 11/1/14                   Aaa                $1,068,238
      4,505,000  Cochise Cnty., Indl. Dev. Rev. Bonds (Sierra Vista
                   Cmnty. Hosp.), Ser. A, 6 3/4s, 12/1/26                      BBB/P               4,741,513
      7,000,000  Gila Cnty., Indl. Dev. Auth. Poll. Control Rev. Bonds
                   (Asarco Inc.), Ser. 85, 8.9s, 7/1/06                        Baa                 7,245,000
      7,000,000  Mesa, Util. Syst. Rev. Bonds, FGIC, 7 1/8s, 7/1/11            Aaa                 8,548,750
      2,000,000  Mohave Cnty., Indl. Dev. Auth. Hosp. Syst. Rev. Bonds
                   (Env. Inc. & Phoenix Hosp. & Med. Ctr.), 7s, 7/1/16         Aaa                 2,307,500
                 Navajo Cnty., Indl. Dev. Rev. Bonds (Stone
                   Container Corp.)
      6,800,000    7.4s, 4/1/26                                                B/P                 7,378,000
      2,500,000    7.2s, 6/1/27                                                B/P                 2,687,500
      8,000,000  Pima Cnty., Indl. Dev. Auth. Rev. Bonds
                   (Tucson Elec. Pwr.), 6s, 9/1/29                             B                   8,070,000
      4,000,000  Pinal Cnty., Indl. Dev. Auth. Rev. Bonds (Casa Grande
                   Regl. Med. Ctr.), Ser. A, 8 1/8s, 12/1/22                   B/P                 4,450,000
                                                                                                 -----------
                                                                                                  46,496,501

Arkansas (0.8%)
------------------------------------------------------------------------------------------------------------
     10,875,000  AR Hsg. Dev. Agcy. Res. Single Fam. Mtge. Rev.
                   Bonds, Ser. 84A, zero %, 7/1/15                             Aa                  1,658,438
      9,500,000  Northwest Regl. Apt. Auth. Apt. Rev. Bonds,
                   7 5/8s, 2/1/27                                              B/P                 9,808,750
                                                                                                 -----------
                                                                                                  11,467,188

California (13.4%)
------------------------------------------------------------------------------------------------------------
      2,800,000  Anaheim, Hsg. Auth. VRDN (Harbor Cliff),
                   Ser. 85A, 3.65s, 7/1/06                                     VMIG1               2,800,000
      5,000,000  Anaheim, Pub. Fin. Auth. Lease Rev. Bonds
                   (Public Improvements), Ser. A, FSA, 6s, 9/1/24              Aaa                 5,531,250
      6,000,000  CA Pub. Wks. Board Lease Rev. Bonds, Ser. A,
                   AMBAC, 5 1/4s, 1/1/21                                       Aaa                 5,872,500
                 CA State G.O. Bonds
     18,465,000    6.6s, 2/1/09                                                A+                 21,488,644
     11,300,000    6 1/2s, 2/1/07                                              A+                 12,980,875
      5,500,000  AMBAC, 6 1/2s, 9/1/06                                         Aaa                 6,325,000
                 Corona, COP
      4,500,000    (Vista Hosp. Syst.), Ser. B, 9 1/2s, 7/1/20                 B/P                 5,141,250
      5,800,000    (Hosp. Syst. Inc.), Ser. C, 8 3/8s, 7/1/11                  B/P                 6,459,750
     10,000,000  Los Angeles, Cnty., Pub. Wks. Fin. Auth. Lease Rev.
                   Bonds, Ser. B, AMBAC, 5 1/8s, 12/1/29                       Aaa                 9,587,500
      2,400,000  Los Angeles, Regl. Arpt. Impt. Corp. Lease Rev.
                   Bonds (United Airlines, Inc.), 6 7/8s, 11/15/12             Baa                 2,637,000
      5,000,000  Metropolitan Wtr. Dist. Rev. Bonds, Ser. C, 5s, 7/1/27        Aa                  4,725,000
      3,615,000  Monrovia, Redev. Agcy. Tax Alloc. Rev. Bonds
                   (Central Redevolpment Project Area-1),
                   Ser. B, AMBAC, 6.7s, 5/1/21                                 Aaa                 3,944,869
      6,150,000  Northern CA Pwr. Agcy. Multi. Cap. Fac. IFB,
                   MBIA, 8.99s, 8/15/17                                        Aaa                 7,341,563
      2,000,000  Orange Cnty., Rev. Bonds, Ser. A, MBIA, 6s, 6/1/10            Aaa                 2,205,000
                 Orange Cnty., Local Trans. Auth. IFB Bonds
     11,200,000    6.2s, 2/14/11                                               Aa                 12,250,000
      4,000,000    AMBAC, 6.2s, 2/14/11                                        Aaa                 4,440,000
      3,000,000  Palo Alto, School Dist. Rev. Bonds, Ser. B.,
                   5 3/8s, 8/1/21                                              Aa                  3,011,250
                 San Joaquin Hills, Trans. Corridor Agcy. Rev. Bonds
     10,710,000    5s, 1/1/33                                                  BB+/P               9,826,425
     10,000,000    (Toll Rd.), zero %, 1/1/10                                  BB+/P               9,487,500
      3,600,000  San Luis Obispo, COP (Vista Hosp. Sys. Inc.),
                   8 3/8s, 7/1/29                                              B/P                 3,685,500
      2,000,000  Santa Clara Cnty., Hsg. Auth. VRDN (Foxchase Apt.),
                   FGIC, 3.85s, 11/1/07                                        VMIG1               2,000,000
      8,000,000  Southern CA Pub. Pwr. Auth. Rev. Bonds (Palo Verde),
                   Ser. A, AMBAC, 6s, 7/1/07                                   Aaa                 8,960,000
      7,250,000  Southern CA Pwr. Auth. Rev. Bonds, Ser. A, MBIA,
                   5s, 1/1/20                                                  Aaa                 6,887,500
     11,840,000  Vallejo, COP (Marine World Foundation), 7s, 2/1/17            BB+/P              12,520,800
                 Valley Hlth. Syst. Hosp. Rev. Bonds
      6,000,000    (Rfdg. & Impt.), 6 1/2s, 5/15/25                            BBB                 6,345,000
      1,000,000    (Impt.), Ser. A, 6 1/8s, 5/15/05                            BBB                 1,043,750
                                                                                                 -----------
                                                                                                 177,497,926

Colorado (4.3%)
------------------------------------------------------------------------------------------------------------
                 Arapahoe Cnty., Cap. Impt. Rev. Bonds
      6,000,000    Ser. E-470, 7s, 8/31/26                                     Baa3                7,110,000
      1,075,000    Ser. C, A, 7 1/4s, 11/15/25                                 Baa                 1,234,906
     10,000,000  CO Edl. Fac. Auth. Rev. Bonds (CO Ocean
                   Journey, Inc.), 8 3/8s, 12/1/26                             B+/P               10,650,000
                 Denver, City & Cnty. Arpt. Rev. Bonds
      4,410,000    Ser. A, 8 3/4s, 11/15/23                                    Baa                 5,187,263
      1,590,000    Ser. A, Prerefunded, 8 3/4s, 11/15/23                       Baa                 1,876,200
      1,470,000    Ser. A, 8s, 11/15/25                                        Baa                 1,642,725
        530,000    Ser. A, Prerefunded, 8s, 11/15/25                           Baa                   601,550
      5,000,000    Ser. D, 7 3/4s, 11/15/13                                    Baa                 6,212,500
      3,310,000    Ser. A, 7 1/2s, 11/15/23                                    Baa                 3,785,813
        690,000    Ser. A, 7 1/2s, 11/15/23                                    Baa                   816,788
        425,000    Ser. A, 7 1/4s, 11/15/25                                    Aaa                   488,219
      9,550,000    Ser. B, 7 1/4s, 11/15/23                                    Baa                10,624,376
      2,450,000    Ser. B, Prerefunded, 7 1/4s, 11/15/23                       Baa                 2,789,938
      3,000,000  Larimer Cnty., School Dist. No. 1 Rev. Bonds
                   (Poudre Impt.), 7s, 12/15/16                                A                   3,693,750
                                                                                                  ----------
                                                                                                  56,714,028

Connecticut (1.3%)
------------------------------------------------------------------------------------------------------------
                 CT State Dev. Auth. 1st Mtge. Rev. Bonds
      1,375,000    (Gladeview Hlth. Care), 9 3/4s, 12/15/16                    BB+/P               1,505,625
      2,320,000    (East Hill Woods), 8 3/4s, 7/1/19 (In default) +            D/P                 1,392,000
      2,475,000  CT State Dev. Auth. Hlth. Care Rev. Bonds
                   (Alzheimers Resource Ctr.), Ser. A, 10s, 8/15/21            AAA/P               3,038,063
      4,000,000  CT State Hlth. & Edl. Fac. Auth. Rev. Bonds
                   (Edgehill), Ser. A, 6 7/8s, 7/1/27                          BB/P                4,100,000
      6,500,000  Mashantucket, Western Pequot Tribe Rev. Bonds,
                   Ser. B, 5 3/4s, 9/1/27                                      Baa                 6,451,250
                                                                                                 -----------
                                                                                                  16,486,938

District of Columbia (3.5%)
------------------------------------------------------------------------------------------------------------
     31,750,000  DC G.O. Bonds, Ser. A, 6 3/8s, 6/1/26                         B                  33,615,313
                 DC Rev. Bonds (American Geophysical Union)
      4,200,000    5 7/8s, 9/1/23                                              BBB                 4,011,000
      3,350,000    5 3/4s, 9/1/13                                              BBB                 3,220,188
      4,730,000  DC Redev. Land Agcy. Rev. Bonds (Wash. D. C.
                   Sports Arena), 5 5/8s, 11/1/10                              Baa                 4,795,038
                                                                                                 -----------
                                                                                                  45,641,539

Florida (4.8%)
------------------------------------------------------------------------------------------------------------
      9,630,000  Broward Cnty., Resource Recvy. Rev. Bonds
                   (SES Broward Cnty. LP South), 7.95s, 12/1/08                A                  10,508,738
                 Dade Cnty., Rev. Bonds (School Dist.)
      3,170,000    MBIA, 6 1/2s, 2/15/06                                       Aaa                 3,593,988
      5,885,000    MBIA, 6 1/2s, 2/15/05                                       Aaa                 6,635,338
     22,900,000  Hernando Cnty., Indl. Dev. Rev. Bonds (FL Crushed
                   Stone Co.), 8 1/2s, 12/1/14                                 B+/P               26,363,625
      4,750,000  Orange Cnty., Hlth. Fac. Auth. IFB, 9.512s, 10/1/14
                   (acquired 4/19/95, cost $6,261,830) [DBL. DAGGER]           B-/P                6,869,688
      6,485,000  Palm Beach Cnty., Student Hsg. Rev. Bonds
                   (Palm Beach Cmnty. College), Ser. A, 8 1/2s, 3/1/23         B-/P                5,188,000
        950,000  Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
                   (JFK Med. Ctr. Inc.), 8 7/8s, 12/1/18                       AAA/P               1,020,063
                 Sanford, Arpt. Auth. Indl. Dev. Rev. Bonds
                   (Terminals Inc.), Ser. A
      2,000,000    7 1/2s, 5/1/10                                              BB-/P               2,117,500
      1,000,000    7.3s, 5/1/04                                                BB-/P               1,051,250
                                                                                                 -----------
                                                                                                  63,348,190


Georgia (4.0%)
------------------------------------------------------------------------------------------------------------
      5,000,000  Atlanta, Metro. Rapid Tran. Auth. Sales Tax Rev. Bonds,
                   Ser. O, 6.55s, 7/1/20                                       AA                  5,487,500
      4,200,000  Atlanta, Special Purpose Fac. Rev. Bonds (Delta Air
                   Lines, Inc.), Ser. B, 7.9s, 12/1/18                         BBB                 4,525,500
                 De Kalb Cnty., Hsg. Auth. Muni. Rev. Bonds
                   (Briarcliff Park Apts.)
      1,500,000    Ser. B, 10s, 4/1/17                                         B/P                 1,661,250
      3,700,000    Ser. A, 7 1/2s, 4/1/17                                      BBB/P               3,977,500
                   GA State G. O. Bonds
      5,000,000    Ser. A, 6 1/4s, 4/1/08                                      Aaa                 5,687,500
     20,510,000    Ser. B, 6 1/4s, 4/1/08                                      Aaa                23,330,125
      2,000,000  Gwinnett Cnty., Indl. Dev. Auth. Rev. Bonds
                   (Kawneer Co., Inc.), Ser. 84, 9 1/2s, 6/1/15                A                   2,180,000
      4,940,000  Rockdale Cnty., Dev. Auth. Solid Waste Disp.
                   Rev. Bonds (Visay Paper, Inc.), 7.4s, 1/1/16                BB/P                5,366,075
                                                                                                 -----------
                                                                                                  52,215,450

Hawaii (0.4%)
------------------------------------------------------------------------------------------------------------
      4,355,000  HI State G.O. Bonds, Ser. CN, FGIC, 6 1/4s, 3/1/08            Aaa                 4,910,263

Illinois (5.9%)
------------------------------------------------------------------------------------------------------------
                 Chicago, O'Hare Intl. Arpt. Special Fac. Rev. Bonds
      3,704,000    (United Airlines, Inc.), Ser. B, 8.95s, 5/1/18              Baa                 4,190,150
      1,795,000    (United Airlines, Inc.), Ser. 84A, 8.85s, 5/1/18            Baa                 2,023,863
      7,105,000    (United Airlines, Inc.), Ser. 84B, 8.85s, 5/1/18            Baa                 8,010,888
      5,300,000    (American Airlines, Inc.), 8.2s, 12/1/24                    Baa                 6,326,875
      5,600,000  Chicago, O'Hare Intl. Arpt. VRDN (American
                   Airlines, Inc.), Ser. B, 3.9s, 12/1/17                      Aa                  5,600,000
     10,150,000  Cook Cnty., Cmnty. College Dist. #508 Rev. Bonds,
                   Ser. C, MBIA, 7.7s, 12/1/07                                 Aaa                12,712,875
      3,000,000  Glenview, BAN, 5.4s, 12/1/97                                  MIG1                3,007,890
      7,540,000  Hinsdale, Hlth. Fac. Rev. Bonds (Glen Oaks
                   Medical Ctr., Inc.), 6.95s, 11/15/13                        BBB                 9,151,675
                 IL Dev. Fin. Auth. Retirement Hsg. Rev. Bonds
      2,500,000  (Regency Park-Lincolnwood), Ser. A, 10 1/4s,
                   4/15/19 (In default) +                                      D/P                 1,800,000
      1,915,000  (Cmnty. Rehab. Providers Fac.), 8 3/4s, 7/1/11                BB/P                2,149,588
      1,400,000  (Cmnty. Rehab. Providers Fac.), 8 1/4s, 8/1/12                BB/P                1,562,750
      4,650,000  (Cmnty. Rehab. Providers Fac.), Ser. A, 7 7/8s, 7/1/20        BB/P                5,271,938
      1,905,000  (Mercy Hsg. Corp.), 7s, 8/1/24                                Baa                 2,090,738
                 IL Edl. Fac. Auth. Rev. Bonds
      1,980,000  (Steppenwolf Theatre), 9.65s, 7/1/19                          BB/P                2,067,417
      6,000,000  (Northwestern U.), 5 1/2s, 12/1/13                            Aa                  6,150,000
      5,000,000  IL Hlth. Fac. Auth. Rev. Bonds (Hinsdale Hosp.),
                   Ser. A, 6.95s, 11/15/13                                     Baa                 6,068,750
                                                                                                 -----------
                                                                                                  78,185,397

Indiana (1.9%)
------------------------------------------------------------------------------------------------------------
      1,867,917  Hammond, Indl. Port Auth. COP, 9.65s, 6/1/14                  BB+/P               2,015,016
     21,000,000  Indianapolis, Indl. Arpt. Auth. Special Fac. Rev. Bonds
                   (Federal Express Corp.), 7.1s, 1/15/17                      BBB                23,415,000
                                                                                                 -----------
                                                                                                  25,430,016
Iowa (0.7%)
------------------------------------------------------------------------------------------------------------
      6,500,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                   (Care Initiatives), 9 1/4s, 7/1/25                          BB/P                8,645,000

Louisiana (4.5%)
------------------------------------------------------------------------------------------------------------
      4,000,000  Beauregard, Parish Rev. Bonds (Boise Cascade Corp.),
                   7 3/4s, 6/1/21                                              Baa                 4,445,000
      4,500,000  Hodge, Combined Util. Rev. Bonds
                   (Stone Container Corp.), 9s, 3/1/10                         B/P                 4,876,875
      1,388,744  LA Pub. Fac. Auth. 1st Mtge. Rev. Bonds
                   (Emily Morten Foundation), 10 1/4s, 5/1/19                  CCC/P               1,393,963
      5,000,000  Lake Charles, Harbor & Term. Dist. Port Fac. Rev.
                   Bonds (Trunkline LNG Co.), 7 3/4s, 8/15/22                  Baa                 5,712,500
      2,000,000  Port of New Orleans, Indl. Dev. Rev. Bonds
                   (Continental Grain Co.), 7 1/2s, 7/1/13                     BB                  2,192,500
                 St. Charles, Parish Poll. Control Rev. Bonds
      8,005,000    (LA Pwr. & Lt.), 8 1/4s, 6/1/14                             Baa                 8,635,394
      6,995,000    (Union Carbide), 7.35s, 11/1/22                             Baa                 7,729,475
                 W. Feliciana, Parish Poll. Control Rev. Bonds
                   (Gulf States Util. Co.)
      5,000,000    9s, 5/1/15                                                  BB+/P               5,575,000
      4,000,000    7.7s, 12/1/14                                               BB+                 4,475,000
      8,000,000    Ser. C, 7s, 11/1/15                                         BB+                 8,740,000
      5,600,000  W. Feliciana, Parish Poll. Control VRDN
                   (Gulf States Util. Co.), 3.85s, 12/1/15                     A-1+                5,600,000
                                                                                                 -----------
                                                                                                  59,375,707

Maryland (0.1%)
------------------------------------------------------------------------------------------------------------
      1,650,000  Denton, 1st. Mtge. Rev. Bonds (Shore Nursing
                   Rehab. Ctr.), 9s, 4/1/20                                    B/P                 1,718,063

Massachusetts (7.2%)
------------------------------------------------------------------------------------------------------------
      2,420,000  Boston, Nursing Home Rev. Bonds (St. Joseph
                   Nursing Care Ctr., Inc.), 10s, 1/1/20                       BB/P                2,643,850
     11,940,000  MA Bay Trans. Auth. Rev. Bonds (Gen. Trans. Syst.),
                   Ser. B, 5.9s, 6/1/24                                        A+                 13,059,375
      5,000,000  MA Muni. Whsl. Elec. Co. Pwr. Supply Syst. IFB,
                   AMBAC, 6.97s, 7/1/18                                        Aaa                 4,900,000
                 MA State G.O. Bonds
     15,460,000    Ser. A, 6s, 11/1/11                                         A+                 17,006,000
      7,850,000    AMBAC, 5 3/4s, 8/1/09                                       Aaa                 8,527,063
      5,285,000    Ser. C, FGIC, 5 3/4s, 8/1/11                                Aaa                 5,707,800
                 MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
      2,970,000    (Norwood Hosp.), Ser. E, 8s, 7/1/05                         Ba                  3,078,969
      2,860,000    (MA Eye & Ear Infirmary), Ser. A, 7.3s, 7/1/04              BBB-                3,028,025
      3,855,000    (Rev. Cooley Dickinson Hosp.), Ser. A, 7 1/8s,
                   11/15/18                                                    AAA/P               4,438,069
                 MA State Indl. Fin. Agcy. Rev. Bonds
                   (1st Mtge. Pioneer Valley Ctr.)
      1,540,000    7s, 10/1/20                                                 B/P                 1,547,700
      1,019,314    zero %, 10/1/20                                             B/P                     1,274
                 MA State Indl. Fin. Agcy. Res. Recvy. Rev. Bonds
                   (Southeastern MA)
      3,000,000    Ser. B, 9 1/4s, 7/1/15                                      BB-/P               3,416,250
     13,000,000    Ser. A, 9s, 7/1/15                                          BB-/P              14,755,000
                 MA State Indl. Fin. Agcy. Rev. Bonds
                   (Atlanticare Med. Ctr.)
      3,900,000    Ser. A, 10 1/8s, 11/1/14                                    B/P                 4,182,750
      1,000,000    Ser. B, 10 1/8s, 11/1/14                                    B/P                 1,072,500
      1,000,000  MA State Indl. Fin. Agcy. Solid Waste Disp. Rev.
                   Bonds (Molten Metal Technology), 8 1/4s, 8/1/14             B-/P                  900,000
      2,325,000  MA State Indl. Fin. Agcy. Tunnel Rev. Bonds
                   (Mass Tpk.), 9s, 10/1/20                                    AAA/P               2,679,563
      3,000,000  MA State Wtr. Resources Auth. Rev. Bonds, Ser. A,
                   6 1/2s, 7/15/21                                             Aaa                 3,333,750
                                                                                                 -----------
                                                                                                  94,277,938

Michigan (5.6%)
------------------------------------------------------------------------------------------------------------
        337,000  Ann Arbor, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
                   (Glacier Hills, Inc.), 8 3/8s, 1/15/19                      B/P                   347,969
      2,200,000  Dearborn, MI Econ. Dev. Corp. Ltd. Oblig. VRDN
                   (Oakbrook Common), 4.05s, 3/1/25                            A-1                 2,200,000
                 Detroit, G.O. Bonds
      2,500,000    Ser. A, 6.7s, 4/1/10                                        BBB                 2,756,250
      3,000,000    Ser. B, AMBAC, 6 1/4s, 4/1/10                               Aaa                 3,285,000
      4,000,000    Ser. B, AMBAC, 6 1/4s, 4/1/08                               Aaa                 4,410,000
      1,550,000  Detroit, Econ. Dev. Corp. Ltd. Oblig. Rev. Bonds
                   (MI Hlth. Care Corp.), 9.1s, 12/1/09 (In default) +         D/P                   279,000
      4,375,000  Detroit, Hosp. Fac. Fin. Auth. Rev. Bonds
                   (MI Hlth. Care Corp.), 10s, 12/1/20 (In default) +          C                     787,500
      5,640,000  Detroit, Loc. Dev. Fin. Auth. Tax Increment Rev.
                   Bonds, Ser. A, 8.72s, 5/1/21                                BBB+/P              7,113,450
     10,000,000  MI State Stragetic Fund Solid Waste Disp. Rev. Bonds
                   (Genesee Pwr. Station), 7 1/2s, 1/1/21                      BB/P               10,500,000
      7,795,000  MI State Hosp. Fin. Auth. Adj. Rate Rev. Bonds
                   (Detroit-Macomb Hosp. Corp.), Ser. A, 7.4s, 6/1/13          BB                  7,863,206
                 MI State Hosp. Fin. Auth. Rev. Bonds
                   (Garden City Hosp.)
      1,330,000    8 1/2s, 9/1/17                                              BB                  1,444,713
        670,000    Prerefunded, 8 1/2s, 9/1/17                                 Ba                    783,900
      4,500,000  MI State Hsg. Dev. Auth. Rental Hsg. Rev. Bonds,
                   Ser. A, FSA, 7.55s, 4/1/23                                  Aaa                 4,966,875
                 MI State Strategic Fund Ltd. Oblig. Rev. Bonds
      7,600,000    (Mercy Svcs. for Aging), 9.4s, 5/15/20                      AAA/P               8,635,500
     10,500,000    (Blue Wtr. Fiber), 8s, 1/1/12 (In default) +                D/P                 6,510,000
     11,000,000  Midland Cnty., Econ. Dev. Corp. Rev. Bonds
                   (Poll. Ctrl.), Ser. B, 9 1/2s, 7/23/09                      B/P                12,141,250
                                                                                                 -----------
                                                                                                  74,024,613

Minnesota (1.4%)
------------------------------------------------------------------------------------------------------------
      2,000,000  Duluth, Tax Increment VRDN (Lake Superior Paper),
                   4.05s, 9/1/10                                               VMIG1               2,000,000
      5,000,000  Intl. Falls, Env. Fac. Rev. Bonds (Boise Cascade Corp.),
                   7.2s, 10/1/24                                               Baa3                5,637,500
      5,000,000  St. Paul, Hsg. & Hosp. Redev. Auth. Hosp. Rev. Bonds
                   (Healtheast), Ser. A, 6 5/8s, 11/1/17                       BBB                 5,275,000
      5,000,000  Western MN Muni. Pwr. Agcy. Rev. Bonds, Ser. A,
                   AMBAC, 6 1/4s, 1/1/05                                       Aaa                 5,568,750
                                                                                                 -----------
                                                                                                  18,481,250

Mississippi (1.1%)
------------------------------------------------------------------------------------------------------------
                 Clairborne Cnty., Poll. Ctrl. Rev. Bonds
                   (Middle South Energy, Inc.)
     10,455,000    Ser. C, 9 7/8s, 12/1/14                                     Ba                 11,369,813
      2,400,000    Ser. A, 9 1/2s, 12/1/13                                     Ba                  2,601,000
                                                                                                 -----------
                                                                                                  13,970,813

Missouri (1.4%)
------------------------------------------------------------------------------------------------------------
      1,855,000  MO State Env. Impt. & Energy & Poll. Rev. Bonds
                   (Great Lakes Carbon Ctl.), 6 3/4s, 9/1/02                   B+/P                1,885,144
      8,705,000  MO State Env. Impt. & Energy Res. Auth. Poll.
                   Control Rev. Bonds, 5 1/4s, 12/1/08                         A                   8,998,794
      6,775,000  MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
                   (BJC Hlth. Syst.), Ser. A, 6 1/2s, 5/15/20                  Aa                  7,562,594
                                                                                                 -----------
                                                                                                  18,446,532

Nebraska (0.4%)
------------------------------------------------------------------------------------------------------------
                 NE Investment Fin. Auth. Single Fam. Mtge. IFB
      3,400,000    Ser. 2, GNMA Coll., 11.226s, 9/10/30                        Aaa                 3,867,500
      1,000,000    Ser. B, GNMA Coll., 10.963s, 3/15/22                        Aaa                 1,123,750
                                                                                                 -----------
                                                                                                   4,991,250

Nevada (0.7%)
------------------------------------------------------------------------------------------------------------
      8,500,000  Clark Cnty., Indl. Dev. Rev. Bonds (Southwest
                   Gas Corp.), Ser. A, 7.3s, 9/1/27                            Baa                 9,403,125

New Hampshire (1.0%)
------------------------------------------------------------------------------------------------------------
                 NH Higher Edl. & Hlth. Fac. Auth. Rev. Bonds
      2,865,000    (Havenwood-Heritage Heights), 9 3/4s, 12/1/19               AAA/P               3,273,263
      4,000,000    (1st Mtge. Rivermead Peterborough), 8 1/2s, 7/1/24          B+/P                4,430,000
      1,955,000    (Riverwoods 1st. Mtge. at Exeter), 8s, 3/1/01               B+/P                2,006,710
      2,910,000    (Havenwood-Heritage Heights), 7.1s, 1/1/06                  BB/P                3,073,688
                                                                                                 -----------
                                                                                                  12,783,661

New Jersey (3.1%)
------------------------------------------------------------------------------------------------------------
                 NJ Econ. Dev. Auth. Indl. Dev. Rev. Bonds
      5,000,000    (Newark Arpt. Marriot Hotel), 7s, 10/1/14                   B+/P                5,387,500
      3,000,000    7s, 2/1/10                                                  BB-/P               3,078,750
                 NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
      3,000,000    (St. Elizabeth Hosp.), Ser. B, 8 1/4s, 7/1/20               AAA                 3,375,000
      6,550,000    (Kimball Med. Ctr.), Ser. C, 8s, 7/1/13                     BBB                 7,041,250
      6,000,000    (Gen. Hosp. Ctr.-Passaic Inc.), FSA, 6 3/4s, 7/1/19         Aaa                 6,652,500
      4,000,000  NJ State Hsg. & Mtge. Fin. Agcy. IFB, Ser. I, 9.242s,
                   11/1/07 (acquired 2/11/93, cost $4,416,240) [DBL. DAGGER]   A+                  4,380,000
      9,000,000  NJ State Tpk. Auth. Rev. Bonds, Ser. C, MBIA,
                   6 1/2s, 1/1/16                                              Aaa                10,507,500
                                                                                                 -----------
                                                                                                  40,422,500

New Mexico (0.5%)
------------------------------------------------------------------------------------------------------------
      6,160,000  Farmington, Poll. Control Rev. Bonds (Tucson Elec.
                   Pwr Co. San Juan), Ser. A, 6.95s, 10/1/20                   B+                  6,799,100

New York (5.2%)
------------------------------------------------------------------------------------------------------------
      2,500,000  Metropolitan Trans. Auth. Svcs. Contract Fac. Rev.
                   Bonds (Commuter Fac.), Ser. O, 5 1/2s, 7/1/17               Baa                 2,537,500
      2,760,000  NY City, G.O. Bonds, Ser. F, 8 1/4s, 11/15/16                 Aaa                 3,215,400
      3,000,000  NY City, Indl. Dev. Agcy. Rev. Bonds (Visay Paper, Inc.),
                   7.95s, 1/1/28                                               BB-/P               3,423,750
                 NY City., Muni. Assistance Corp. Rev. Bonds
     10,000,000    Ser. G, 6s, 7/1/07                                          Aa                 11,075,000
     10,000,000    Ser. L, 6s, 7/1/06                                          Aa                 11,025,000
     10,000,000  NY State Env. Fac. Corp. Poll. Control Rev. Bonds
                   (State Wtr. Revolving Fund), Ser. E, MBIA,
                   6s, 6/15/10                                                 Aaa                11,100,000
      1,800,000  NY State Local Govt. Assistance Corp. Rev. Bonds,
                   Ser. D, 7s, 4/1/18                                          Aaa                 2,029,500
     11,125,000  NY State Med. Care Fac. Fin. Agcy. Rev. Bonds,
                   Ser. A, AMBAC, 6 1/2s, 8/15/29                              Aaa                12,279,219
      3,000,000  NY State Urban Dev. Corp. Rev. Bonds (Correctional
                   Cap. Fac.), FSA, 6 1/2s, 1/1/10                             Aaa                 3,450,000
      7,000,000  Port Auth. NY & NJ Rev. Bonds (Delta Airlines, Inc.),
                   Ser. 1R, 6.95s, 6/1/08                                      Baa                 7,621,250
                                                                                                 -----------
                                                                                                  67,756,619

North Carolina (2.4%)
------------------------------------------------------------------------------------------------------------
      5,000,000  Columbus Cnty., Indl. Fac. & Poll. Control Fin. Auth.
                   Rev. Bonds (Intl. Paper Co.), Ser. A, 5.85s, 12/1/20        A-                  5,118,750
      5,250,000  Intermountain Pwr. Agcy Rev. Bonds, MBIA, 6s, 1/1/18          Aaa                 5,748,750
      3,000,000  NC Eastern Muni. Pwr. Agcy. Serv. IFB, FGIC, 9.278s,
                   1/1/25 (acquired 3/3/93 cost $3,116,820) [DBL. DAGGER]      Aaa                 3,570,000
     10,000,000  NC Eastern Muni. Pwr. Syst. Rev. Bonds, MBIA,
                   6s, 1/1/22                                                  AAA                10,937,500
      6,000,000  NC Muni. Pwr. Agcy. IFB (No 1 Catawba Elec.),
                   MBIA, 7.02s, 1/1/20                                         Aaa                 6,045,000
                                                                                                 -----------
                                                                                                  31,420,000

Ohio (0.7%)
------------------------------------------------------------------------------------------------------------
      4,500,000  Dayton, Special Fac. Rev. Bonds (Emery Air
                   Freight Corp.), Ser. A, 12 1/2s, 10/1/09                    BBB                 4,922,190
      1,105,000  OH Hsg. Fin. Agcy. Single Fam. Mtge. Rev. Bonds,
                   Ser. B, GNMA Coll., 8 1/4s, 12/15/19                        Aaa                 1,154,725
      2,965,000  OH Hsg. Fin. Agcy. Rev. Bonds, 5.85s, GNMA
                   Coll., 9/1/16                                               AAA                 3,091,013
                                                                                                 -----------
                                                                                                   9,167,928

Oklahoma (0.4%)
------------------------------------------------------------------------------------------------------------
      4,505,000  Tulsa, Muni. Arpt. Trust Rev. Bonds (American
                   Airlines, Inc.), 7 3/8s, 12/1/20                            Baa2                4,893,556

Oregon (0.9%)
------------------------------------------------------------------------------------------------------------
                 Washington Cnty., G.O. Bonds (Criminal Justice Fac.)
      5,870,000    6s, 12/1/11                                                 Aa                  6,251,550
      5,535,000    6s, 12/1/10                                                 Aa                  5,929,369
                                                                                                 -----------
                                                                                                  12,180,919

Pennsylvania (4.6%)
------------------------------------------------------------------------------------------------------------
      4,115,000  Dauphin Cnty., Gen. Auth. Hosp. Rev. Bonds
                   (Northwest Med. Ctr.), 8 5/8s, 10/15/13                     BBB-/P              4,876,275
      1,180,000  Doylestown, Hosp. Auth. Rev. Bonds (Doylestown
                   Hosp. Pine Run), Ser. A, 7.2s, 7/1/23                       BBB/P               1,250,800
      2,855,000  Greene Cnty., Hosp. Auth. Rev. Bonds (Greene
                   Cnty. Memorial Hosp.), 6 1/2s, 1/1/02                       BBB-/P              2,868,618
      1,500,000  Lehigh Cnty., Indl. Dev. Auth. Poll. Control IFB
                   (Pennsylvania Pwr. & Light Co.), MBIA, 8.362s,
                   9/1/29 (acquired 6/20/95, cost $1,655,190) [DBL. DAGGER]    Aaa                 1,790,625
      7,815,000  McKeesport, Hosp. Auth. Rev. Bonds
                   (McKeesport Hosp.), 6 1/4s, 7/1/03                          Baa                 8,195,981
                 Montgomery Cnty., Higher Ed. & Hlth. Auth.
                   Hosp. Rev. Bonds (UTD Hosp.), Ser. B
      3,500,000    8 3/8s, 11/1/11                                             AA                  3,858,750
      2,230,000    7 1/2s, 11/1/12                                             AAA                 2,380,525
      3,000,000  PA Econ. Dev. Fin. Auth. Rev. Bonds (Northampton
                   Generating), Ser. A, 6 1/2s, 1/1/13                         BB+/P               3,097,500
      4,000,000  PA State COP, Ser. A, AMBAC, 5s, 7/1/15                       Aaa                 3,835,000
                 PA State Econ. Dev. Fin. Auth. Res. Recvy.
                   Rev. Bonds (Clover)
      4,000,000    Ser. E, 8.05s, 12/1/15                                      BBB                 4,535,000
      2,000,000    Ser. D, 7.15s, 12/1/18                                      BBB                 2,182,500
      4,250,000    (Northhampton), Ser. B, 6 3/4s, 1/1/07                      BB/P                4,536,875
      2,000,000  PA State Higher Ed. Assistance Agcy. IFB (Graduate
                   Hlth. Syst. Oblig.), Ser. B, MBIA, 10.739s, 3/1/20          Aaa                 2,250,000
      6,000,000  Philadelphia, Gas Works IFB, FSA, 7.615s, 8/1/21
                   (acquired 1/24/94, cost $5,621,520) [DBL. DAGGER]           Aaa                 5,647,500
      3,000,000  Philadelphia, Gas Works Rev. Bonds, Ser. 13,
                   7.7s, 6/15/21                                               Aaa                 3,405,000
      3,250,000  Philadelphia, Wtr & Wastewater IFB, FGIC,
                   6.87s, 6/15/12                                              Aaa                 3,412,500
      1,800,000  Washington Cnty., Indl. Dev. Auth. 1st Mtge.
                   Rev. Bonds (AHF/Central States Inc.),
                   10 1/4s, 11/1/19                                            B-/P                1,831,500
                                                                                                 -----------
                                                                                                  59,954,949

Puerto Rico (2.0%)
------------------------------------------------------------------------------------------------------------
      4,180,000  Cmnwlth. of PR, Muni. Fin. Agcy. Rev. Bonds, Ser. A,
                   FSA, 6s, 7/1/11                                             Aaa                 4,645,025
      8,500,000  Cmnwlth. of PR, VRDN, MBIA, 7.407s, 7/1/24
                   (acquired 6/12/95, cost $8,912,500) [DBL. DAGGER]           A                   9,158,750
                 PR Elec. Pwr. Auth. Rev. Bonds
      5,935,000  Ser. S, MBIA, 7s, 7/1/06 #                                    Aaa                 6,988,463
      5,400,000  6 3/8s, 7/1/24                                                A-                  5,818,500
                                                                                                 -----------
                                                                                                  26,610,738

South Carolina (2.6%)
------------------------------------------------------------------------------------------------------------
      8,500,000  Charleston Cnty., Indl. Dev. VRDN (Hoover
                   Group Inc.), 8 1/2s, 11/1/02                                B/P                 9,031,250
      6,150,000  Florence Cnty., Indl. Dev. Auth. Rev. Bonds (Stone
                   Container Corp.), 7 3/8s, 2/1/07                            B/P                 6,542,063
                 Piedmont, Muni. Elec. Pwr. Agcy. Rev. Bonds, Ser. A
      3,775,000  FGIC, 6 1/2s, 1/1/16                                          Aaa                 4,317,656
        630,000  Prerefunded, FGIC, 6 1/2s, 1/1/16                             Aaa                   741,825
      8,000,000  Piedmont, Muni. Pwr. Agcy. Rev. Bonds (Elec. Rev.),
                   FGIC, 5s, 1/1/22                                            Aaa                 7,560,000
      5,000,000  SC Jobs Econ. Dev. Auth. Econ. Dev. Rev. Bonds
                   (St. Francis Hosp.-Franciscan Sisters), 7s, 7/1/15          Baa                 5,381,250
                                                                                                 -----------
                                                                                                  33,574,044

Tennessee (1.7%)
------------------------------------------------------------------------------------------------------------
      8,500,000  IVRC-Bristol, Mem. Hosp. VRDN, FGIC, 13.228s,
                   2/28/14 (acquired 6/16/95, cost $9,366,660) [DBL. DAGGER]   Aaa                 8,850,625
      7,000,000  Knox Cnty., Hlth. Edl. & Hsg. Fac. Board Rev. Bonds
                   (Ft. Sanders Alliance), Ser. C, MBIA, 6 1/4s, 1/1/13        Aaa                 7,857,500
      4,930,000  Metropolitan Nashville & Davidson Cnty.,
                   Wtr. & Swr. Rev. Bonds, FGIC, 6 1/2s, 1/1/09                Aaa                 5,700,313
                                                                                                 -----------
                                                                                                  22,408,438

Texas (2.8%)
------------------------------------------------------------------------------------------------------------
      7,500,000  Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev.
                   Bonds (American Airlines, Inc.), 7 1/4s, 11/1/30            Baa                 8,268,750
                 Houston, Wtr. & Swr. Syst. Rev. Bonds, Ser. C
     16,730,000    AMBAC, 6 3/8s, 12/1/17                                      Aaa                18,047,488
      1,070,000    Prerefunded, AMBAC, 6 3/8s, 12/1/17                         Aaa                 1,175,663
                 North Central Hlth. Fac. Dev. Corp. IFB
      4,000,000    (Presbyterian Hlth. Care Syst.), Ser. C, MBIA,
                   9.295s, 6/15/21                                             Aaa                 4,765,000
      3,000,000  (Baylor Hlth. Care Syst.), Ser. B, 9s, 5/15/08                Aa                  3,255,000
                 Port Arthur Dist., Rev. Bonds (Great Lakes
                   Carbon Corp.)
        350,000    Ser. A, MBIA, 6 3/4s, 9/1/02                                B+/P                  355,688
      1,195,000    Ser. B, 6 3/4s, 9/1/02                                      B+/P                1,211,431
                                                                                                 -----------
                                                                                                  37,079,020

Utah (0.4%)
------------------------------------------------------------------------------------------------------------
      4,750,000  Intermountain Pwr. Agcy. Rev. Bonds, Ser. D,
                   AMBAC, 7 3/4s, 7/1/20                                       A+                  4,970,068

Virginia (0.4%)
------------------------------------------------------------------------------------------------------------
      2,875,000  Chesapeake, Pub. Impt. G.O. Bonds, 5s, 5/1/14                 Aa                  2,857,031
      2,000,000  Fredericksburg, Indl. Dev. Auth. Hosp. Fac. IFB, FGIC,
                   9.326s, 8/15/23                                             Aaa                 2,397,500
                                                                                                 -----------
                                                                                                   5,254,531

Washington (1.9%)
------------------------------------------------------------------------------------------------------------
      1,895,000  Grant Cnty., Pub. Hosp. Dist. No. 1 Rev. Bonds
                   (Samaritan Hosp.), 9 1/4s, 9/1/10                           BBB/P               2,101,081
     17,000,000  Port Walla Walla, Pub. Corp. Solid Waste Recycling
                   Rev. Bonds (Ponderosa Fibres), 9 1/8s, 1/1/26               CCC/P              11,050,000
      5,000,000  WA State Pub. Pwr. Rev. Bonds (Nuclear No. 3),
                   Ser. A, FSA, 6s, 7/1/08                                     Aaa                 5,518,750
      5,000,000  WA State Pub. Pwr. Supply Syst. Rev. Bonds
                   (Nuclear No. 3), Ser. B, MBIA, 7 1/8s, 7/1/16               Aaa                 6,006,250
                                                                                                 -----------
                                                                                                  24,676,081

West Virginia (1.2%)
------------------------------------------------------------------------------------------------------------
                 Marion Cnty., Commn. Solid Waste Disp.
                   Fac. Rev. Bonds
      9,000,000    (American Pwr. Paper Recycling), 8 1/4s, 12/1/11
                   (In default) +                                              D/P                 4,500,000
      3,000,000    (Nuclear No. 3), 9s, 12/1/11 (In default) +                 D/P                 1,500,000
      3,600,000  WV State G.O. Bonds, Ser. D, FGIC, 6 1/2s, 11/1/26            Aaa                 4,149,000
      5,000,000  WV State Pkwy. Econ. Dev. & Tourism Auth. IFB,
                   FGIC, 7.423s, 5/16/19                                       Aaa                 5,274,981
                                                                                                 -----------
                                                                                                  15,423,981

Wisconsin (0.2%)
------------------------------------------------------------------------------------------------------------
      2,930,000  WI Hsg. & Econ. Dev. Auth. IFB (Home
                   Ownership Dev.), 9.895s, 10/25/22                           Aa                  3,266,950
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $1.243,674,044) ***                                  $1,300,370,810
------------------------------------------------------------------------------------------------------------

            * Percentages indicated are based on net assets of $1,314,994,872.

           ** The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at September 30, 1997, for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at September 30, 1997.
              Securities rated by Putnam are indicated by "/P" and are not publicly rated.

The table below shows the percentage of the fund's investment on September 30, 1997 in securities assigned to various rating categories by Moody's and Standard & Poor's and in unrated securities determined by Putnam Management to be of comparable quality.

                                            Unrated securities
                  Rated securities          of comparable quality,
                  as a percentage of        as a percentage of
Rating            fund's net assets         fund's net assets
AAA/Aaa                  28.7%                      1.8%
AA/Aa                     7.8                        --
A/A                       9.0                        --
BBB/Baa                  18.9                       1.5
BB/Ba                     3.4                       9.8
B/B                       4.4                      10.7
Caa/CCC                   0.1                       0.9
Ca/CC                      --                        --
C                          --                        --
D                          --                       1.2
A-1/VMIGI                 0.7                        --
                         ----                      ----
                         73.0%                     25.9%

          *** The aggregate identified cost on a tax basis is $1,243,701,991, resulting in gross unrealized appreciation and depreciation of $83,350,749 and $26,681,930, respectively, or net unrealized appreciation of $56,668,819.

            + Non-income-producing security.

[DBL. DAGGER] Restricted, excluding 144A securities, as to public resale.
              The total market value of restricted securities held at September 30, 1997, was $40,267,188 or 3.1% of net assets.

            # A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at September 30, 1997.

The rates shown on IFBs, which are securities paying interest rates that vary inversely to changes in the market interest rates, and VRDNs are the current interest rates at September 30, 1997.

The fund had the following industry group concentrations greater than 10% at September 30, 1997 (as a percentage of net assets):

     Transportation            16.9%
     Hospitals/Health Care     15.4
     Utilities                 14.9



------------------------------------------------------------------------------------------------------------
Futures Contracts Outstanding at September 30, 1997 (Unaudited)
(aggregate face value $52,611,402)

                                                      Aggregate Face     Expiration     Unrealized
                                      Total Value          Value            Date        Depreciation
------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds (short)            48,418,125        47,687,558         Dec 97        (730,567)
Municipal Bond Index (short)            4,927,688         4,923,844         Dec 97          (3,844)
------------------------------------------------------------------------------------------------------------
                                                                                         $(734,411)
------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
September 30, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $1,243,674,044) (Note 1)                                            $1,300,370,810
---------------------------------------------------------------------------------------------------
Cash                                                                                      1,113,382
---------------------------------------------------------------------------------------------------
Interest and other receivables                                                           23,246,421
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                      901,689
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           10,184,070
---------------------------------------------------------------------------------------------------
Receivable for variation margin                                                             157,188
---------------------------------------------------------------------------------------------------
Total assets                                                                          1,335,973,560

Liabilities
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                     3,249,625
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                         11,517,104
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                3,224,587
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,909,057
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  127,645
---------------------------------------------------------------------------------------------------
Payable for compensation of  Trustees (Note 2)                                                  513
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  4,992
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      870,759
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       74,406
---------------------------------------------------------------------------------------------------
Total liabilities                                                                        20,978,688
---------------------------------------------------------------------------------------------------
Net assets                                                                           $1,314,994,872

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                       1,288,091,905
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                419,551
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment (Note 1)                                    (29,478,939)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                               55,962,355
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                           $1,314,994,872

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($814,096,517 divided by 88,756,058 shares)                                                   $9.17
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/95.25 of $9.17)*                                        $9.63
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($487,881,136 divided by 53,246,236 shares)***                                                $9.16
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($13,017,219 divided by 1,419,917 shares)                                                     $9.17
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.75 of $9.17)**                                       $9.48
---------------------------------------------------------------------------------------------------
  * On single retail sales of less than $25,000. On sales of $25,000 or more and on group sales the offering price is reduced.
 ** On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.
*** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.



Statement of operations
Six months ended September 30,1997 (Unaudited)

Tax exempt interest income:                                                             42,083,424
--------------------------------------------------------------------------------------------------

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         3,766,657
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             546,133
--------------------------------------------------------------------------------------------------
Compensation of  Trustees (Note 2)                                                          12,784
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                            10,038
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                    1,013,707
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                    2,054,551
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       30,605
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                     23,109
--------------------------------------------------------------------------------------------------
Registration fees                                                                               75
--------------------------------------------------------------------------------------------------
Auditing                                                                                    26,031
--------------------------------------------------------------------------------------------------
Legal                                                                                       36,715
--------------------------------------------------------------------------------------------------
Other                                                                                       11,650
--------------------------------------------------------------------------------------------------
Total expenses                                                                           7,532,055
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                 (87,860)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             7,444,195
--------------------------------------------------------------------------------------------------
Net investment income                                                                   34,639,229
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                        (1,995,840)
--------------------------------------------------------------------------------------------------
Net realized loss on futures contracts (Note 1)                                         (1,261,908)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments
and futures during the period                                                           47,587,005
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                 44,329,257
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                   $78,968,486
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                         Six months ended        Year ended
                                                                             September 30          March 31
                                                                                     1997*             1997
------------------------------------------------------------------------------------------------------------
Increase in net assets
------------------------------------------------------------------------------------------------------------
Operations:
------------------------------------------------------------------------------------------------------------
Net investment income                                                      $   34,639,229    $   72,706,997
------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                        (3,257,748)        1,570,079
------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments                      47,587,005        (9,991,065)
------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                           78,968,486         64,286,011
------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
------------------------------------------------------------------------------------------------------------
   From net investment income
      Class A                                                                 (23,454,967)      (47,379,439)
------------------------------------------------------------------------------------------------------------
      Class B                                                                 (11,217,003)      (24,747,071)
------------------------------------------------------------------------------------------------------------
      Class M                                                                    (315,763)         (540,669)
------------------------------------------------------------------------------------------------------------
Decrease from capital share transactions (Note 4)                              (8,907,693)      (15,964,060)
------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                   35,073,060       (24,345,228)

Net assets
------------------------------------------------------------------------------------------------------------
Beginning of period                                                         1,279,921,812      1,304,267,040
------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $419,551 and $768,055, respectively)                             $1,314,994,872     $1,279,921,812
------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.



Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       Sept. 30
operating performance         (Unaudited)                                      Year ended March 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.87            $8.93            $8.74            $8.73            $9.12            $8.65
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .25 (c)          .52              .52              .54              .55              .63
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .30             (.06)             .19               --             (.34)             .51
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                .55              .46              .71              .54              .21             1.14
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.25)            (.52)            (.52)            (.53)            (.54)            (.62)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --             (.01)            (.05)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.05)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.25)            (.52)            (.52)            (.53)            (.60)            (.67)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.17            $8.87            $8.93            $8.74            $8.73            $9.12
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           6.27 *           5.24             8.31             6.55             2.15            13.67
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $814,097         $794,330         $821,500         $828,548         $852,281         $638,971
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .47 *            .96              .95              .95              .97             1.05
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.77 *           5.80             5.86             6.28             5.73             6.83
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             26.37 *          55.08            75.89            62.84            47.08            31.05
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended
    March 31, 1996, and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                       Sept. 30                                                                      January 4, 1993+
operating performance         (Unaudited)                              Year ended March 31                        to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                    1997             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                $8.86            $8.92            $8.74            $8.73            $9.12            $8.95
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                .22 (c)          .46              .47              .48              .44              .10
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments           .31             (.06)             .18              .01             (.32)             .17
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                .53              .40              .65              .49              .12              .27
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.23)            (.46)            (.47)            (.48)            (.44)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --               --               --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --               --               --             (.06)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.23)            (.46)            (.47)            (.48)            (.51)            (.10)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                      $9.16            $8.86            $8.92            $8.74            $8.73            $9.12
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)           5.96 *           4.61             7.55             5.94             1.52             3.05  *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $487,881         $473,818         $474,374         $427,086         $369,006          $95,175
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)           .77 *           1.56             1.54             1.55             1.54              .30  *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)           2.47 *           5.19             5.25             5.66             5.02             1.21  *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             26.37 *          55.08            75.89            62.84            47.08            31.05
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended
    March 31, 1996, and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                     For the Period
Per-share                                                         Sept. 30                                       Dec. 1, 1994+
operating performance                                           (Unaudited)             Year ended March 31       to March 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1997             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                  $8.86            $8.92            $8.75            $8.21
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                  .24 (c)          .49              .50              .16
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                             .31             (.06)             .17              .54
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment activities                                                  .55              .43              .67              .70
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                     (.24)            (.49)            (.50)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                   (.24)            (.49)            (.50)            (.16)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                        $9.17            $8.86            $8.92            $8.75
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                             6.26 *           4.97             7.77             8.58 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                     $13,017          $11,773           $8,394           $1,224
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%) (b)                                             .59 *           1.21             1.18              .41 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)                                             2.64 *           5.51             5.45             1.78 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               26.37 *          55.08            75.89            62.84
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the period ended
    March 31, 1996, and thereafter includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Notes to financial statements
September 30, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Municipal Income Fund (the "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks as high a level of current income exempt from federal income tax as Putnam Investment Management, Inc. ("Putnam Management"), the fund's manager, a wholly owned subsidiary of Putnam Investments, Inc., believes is consistent with the preservation of capital.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 4.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.25% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Tax-exempt bonds and notes are stated on the basis of valuations provided by a pricing service, approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments, including restricted securities, are stated at fair value following procedures approved by the Trustees.

B) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis.

C) Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

D) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage of at least 300% and borrowings must not exceed prospectus limitations. For the period ended September 30, 1997, the fund had no borrowings against this line of credit.

E) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At March 31, 1997, the fund had a capital loss carryover of approximately $23,134,000 available to offset future capital gains, if any. The amount of the carryover and the expiration dates are:

Loss Carryover                 Expiration
-------------------------------------------
$11,844,000                  March 31, 2003
 11,290,000                  March 31, 2004

F) Distributions to shareholders Income dividends are recorded daily by the fund and are distributed monthly. Capital gain distributions if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

G) Amortization of bond premium and accretion of bond discount Any premium resulting from the purchase of securities in excess of maturity value is amortized on a yield-to-maturity basis. Discounts on zero coupon bonds and original issue discount bonds are accreted according to the effective yield method.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of the fund's average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million and 0.45% of the next $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion, 0.38% thereafter.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended September 30, 1997, fund expenses were reduced by $87,860 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $1,278 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 0.85% and 0.50% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $46,438 and $1,059 from the sale of class A and class M shares, respectively and $459,150 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the year ended September 30, 1997, Putnam Mutual Funds Corp., acting as underwriter received $1,907 on class A redemptions.

Note 3
Purchases and sales of securities

During the six months ended September 30, 1997, purchases and sales of investment securities other than short-term investments aggregated $593,013,638 and $599,930,486, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At September 30, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                         Six months ended
                                        September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      10,862,679      $97,769,330
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,329,561       12,039,154
------------------------------------------------------------
                                 12,192,240      109,808,484

Shares
repurchased                     (13,014,737)    (117,375,523)
------------------------------------------------------------
Net decrease                       (822,497)     $(7,567,039)
------------------------------------------------------------

                                           Year ended
                                         March 31, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                      29,553,613     $262,293,616
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     2,814,944       25,040,900
------------------------------------------------------------
                                 32,368,557      287,334,516

Shares
repurchased                     (34,810,212)    (309,150,139)
------------------------------------------------------------
Net decrease                     (2,411,655)    $(21,815,623)
------------------------------------------------------------

                                         Six months ended
                                        September 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       4,846,773      $43,721,260
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       755,261        6,831,399
------------------------------------------------------------
                                  5,602,034       50,552,659

Shares
repurchased                      (5,842,239)     (52,727,926)
------------------------------------------------------------
Net decrease                       (240,205)     $(2,175,267)
------------------------------------------------------------

                                            Year ended
                                          March 31, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      13,127,756     $116,315,353
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                     1,569,930       13,950,500
------------------------------------------------------------
                                 14,697,686      130,265,853

Shares
repurchased                     (14,405,728)    (127,862,355)
------------------------------------------------------------
Net increase                        291,958       $2,403,498
------------------------------------------------------------

                                         Six months ended
                                        September 30, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         205,450       $1,858,961
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        28,494          257,890
------------------------------------------------------------
                                    233,944        2,116,851

Shares
repurchased                        (142,389)      (1,282,238)
------------------------------------------------------------
Net increase                         91,555         $834,613
------------------------------------------------------------

                                            Year ended
                                          March 31, 1997
------------------------------------------------------------
Class M                              Shares           Amount
------------------------------------------------------------
Shares sold                         648,726       $5,771,764
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        49,736          442,780
------------------------------------------------------------
                                    698,462        6,214,544

Shares
repurchased                        (310,641)      (2,766,479)
------------------------------------------------------------
Net increase                        387,821       $3,448,065
------------------------------------------------------------



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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Gary N. Coburn
Vice President

William J. Curtin
Vice President

Jerome J. Jacobs
Vice President

Blake E. Anderson
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Municipal Income Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

PUTNAM INVESTMENTS
The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

--------------------
Bulk Rate
U.S. Postage
PAID
Putnam
Investments
--------------------

SA040-36841   11/97